SEC File Nos. 2-10811
              811-116


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                            Registration Statement
                                    Under
                           the Securities Act of 1933
                         Post-Effective Amendment No.  103
                                     and
                             Registration Statement
                                    Under
                        The Investment Company Act of 1940
                             Amendment No.  27

                        THE INVESTMENT COMPANY OF AMERICA
                (Exact Name of Registrant as specified in charter)
                             333 South Hope Street
                         Los Angeles, California 90071
                     (Address of principal executive offices)
                  Registrant's telephone number, including area code:
                                (213) 486-9200

                               Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                      (name and address of agent for service)


                                  Copies to:
                          ERIC A.S. RICHARDS, ESQ.
                           O'Melveny & Myers LLP
                           400 South Hope Street
                      Los Angeles, California  90071
                       (Counsel for the Registrant)

                   Approximate date of proposed public offering:
It is proposed that this filing become effective on March 1, 1999, pursuant to paragraph (a)(1) of rule 485.


                       The Investment Company of America


                                   PROSPECTUS

                                 MARCH 1, 1999


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR
COMPLETE.   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE INVESTMENT COMPANY OF AMERICA
333 South Hope Street
Los Angeles, CA  90071

TICKER SYMBOL: AIVSX          NEWSPAPER ABBREV.: ICA           FUND NO.: 04


TABLE OF CONTENTS
Risk/Return Summary .
Fees and Expenses of the Fund .
Investment Objectives, Strategies and Risks .
Year 2000
Management and Organization
Shareholder Information
Purchase and Exchange of Shares
Distribution Arrangements
Financial Highlights



RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer solid growth and dividend potential.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objectives, the fund tends to invest in stocks that are more resilient to market declines. In addition, the prices of equity securities held by the fund may be affected by events specifically involving the issuers of these securities. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in markets or economies.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.


INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:
Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

[begin bar chart]
1989  29.41
1990  0.68
1991  26.54
1992  6.99
1993  11.62
1994  0.16
1995  30.63
1996  19.35
1997   29.81
1998
[end bar chart]

The fund's highest/lowest quarterly results during this time period were:

- HIGHEST  xx.xx%  (quarter ended xx, 19xx)
- LOWEST   xx.xx%  (quarter ended xx, 19xx)

For periods ended December 31, 1998:

AVERAGE ANNUAL               THE FUND WITH MAXIMUM            S&P 500 /2/
TOTAL RETURN                 SALES CHARGE DEDUCTED /1/

 One Year                    xx.xx%                           xx.xx%
Five Years                   xx.xx%                           xx.xx%
Ten Years                    xx.xx%                           xx.xx%
Lifetime /3/                 xx.xx%                           xx.xx %


Yield/1/: x.xx%
(For current yield information call American FundsLine(r) at 1-800-325-3590)

1 THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA THAT WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE OF 5.75% BE DEDUCTED. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

2 THE STANDARD & POOR'S 500 INDEX REPRESENTS STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

3  THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 28, 1933.


These results illustrate the potential fluctuations on the fund's results over shorter periods of time. Past results are not an indication of future results.


FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES                  5.75%/1/
(AS A PERCENTAGE OF OFFERING PRICE)

 MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS      0%

 MAXIMUM DEFERRED SALES CHARGE                             0%/2/

 REDEMPTION OR EXCHANGE FEES                               0%



/1/  SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.
/2/ A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)

MANAGEMENT FEES                                            0.00%

 SERVICE (12B-1) FEES                                      0.00%*

 OTHER EXPENSES                                            0.00%



TOTAL ANNUAL FUND OPERATING EXPENSES    0.00%

*12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.



EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                                                   $xx
 Three Years                                               $xx
 Five Years                                                $xx
 Ten Years                                                 $xx



INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's investment objectives are to achieve long-term growth of capital and income. The fund strives to accomplish these objectives through constant supervision, careful selection, and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The fund invests primarily in common stocks. The fund's investments are limited to securities included on its eligible list, which consists of securities deemed suitable in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the board of directors, reviewing and acting upon the recommendations of the investment adviser.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.


OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the Statement of Additional Information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, December 31, 1998.

Asset Mix [pie chart]
Largest Industry Holdings [table]
Largest Individual Equity Holdings [table]

BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO
TIME.


YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Investment Company of America are listed on the following page.

                                                                      APPROXIMATE YEARS OF EXPERIENCE
                                                                      AS AN INVESTMENT PROFESSIONAL
                                                                      (INCLUDING THE LAST FIVE YEARS)

PORTFOLIO         PRIMARY              YEARS OF EXPERIENCE AS         WITH CAPITAL RESEARCH         TOTAL
COUNSELORS        TITLE(S)             PORTFOLIO COUNSELOR            AND MANAGEMENT COMPANY        YEARS
FOR THE                                (AND RESEARCH                  OR AFFILIATES
INVESTMENT                             PROFESSIONAL, IF
COMPANY OF                             APPLICABLE) FOR THE
AMERICA                                INVESTMENT COMPANY OF
                                       AMERICA (APPROXIMATE)

Jon B.            Chairman of          41 years (plus 3 years         47 years                      47 years
Lovelace,         the Board of         as a research
Jr.               the Fund.            professional prior to
                  Vice Chairman        becoming a portfolio
                  of the Board,        counselor for the fund)
                  Capital
                  Research and
                  Management
                  Company

R. Michael        Director and         8 years (plus 13 years         34 years                      34 years
Shanahan          President of         as a research
                  the Fund.            professional prior to
                  Chairman of          becoming a portfolio
                  the Board and        counselor for the fund)
                  Principal
                  Executive
                  Officer,
                  Capital
                  Research and
                  Management
                  Company

William R.        Director and         27 years                       27 years                      36 years
Grimsley          Senior Vice
                  President of
                  the Fund.
                  Senior Vice
                  President and
                  Director,
                  Capital
                  Research and
                  Management
                  Company

William C.        Director of          37 years                       40 years                      46 years
Newton            the Fund.
                  Senior
                  Partner, The
                  Capital Group
                  Partners L.P.*

Gregg E.          Senior Vice          7 years (plus 10 years         26 years                      26 years
Ireland           President of         as a research
                  the Fund.            professional prior to
                  Senior Vice          becoming a portfolio
                  President,           counselor for the fund)
                  Capital
                  Research and
                  Management
                  Company

James B.          Senior Vice          7 years (plus 4 years          17 years                      17 years
Lovelace          President of         as a research
                  the Fund.            professional prior to
                  Senior Vice          becoming a portfolio
                  President,           counselor for the fund)
                  Capital
                  Research and
                  Management
                  Company

Donald D.         Senior Vice          7 years (plus 4 years          14 years                      14 years
O'Neal            President of         as a research
                  the Fund.            professional prior to
                  Vice                 becoming a portfolio
                  President,           counselor for the fund)
                  Capital
                  Research and
                  Management
                  Company

Dina N.           Senior Vice          2 years (plus 2 years          7 years                       32 years
Perry             President,           as a research
                  Capital              professional prior to
                  Research and         becoming a portfolio
                  Management           counselor for the fund)
                  Company

James F.          President and        5 years (plus 9 years          29 years                      29 years
Rothenberg        Director,            as a research
                  Capital              professional prior to
                  Research and         becoming a portfolio
                  Management           counselor for the fund)
                  Company





SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                   CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                            (8 a.m. to 8 p.m. ET):
                                 800/421-0180

 (Insert Service Center Map)

WESTERN SERVICE CENTER               EASTERN CENTRAL SERVICE CENTER
American Funds Service               American Funds Service Company
Company                              P.O. Box 6007
P.O. Box 2205                        Indianapolis, Indiana
Brea, California                     46206-6007
92822-2205                           Fax:  317/735-6620
Fax:  714/671-7080

WESTERN CENTRAL SERVICE              EASTERN SERVICE CENTER
CENTER                               American Funds Service Company
American Funds Service               P.O. Box 2280
Company                              Norfolk, Virginia
P.O. Box 659522                      23501-2280
San Antonio, Texas                   Fax:  757/670-4773
78265-9522
Fax:  210/474-4050



A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.


PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.



INVESTMENT MINIMUMS

To establish an account                                         $ 250

For a retirement plan account                                   $  250

For a retirement plan account through payroll                   $  25
deduction

To add to an account                                            $  50

For a retirement plan account through payroll deduction         $  25


SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                      SALES CHARGE AS A PERCENTAGE OF

INVESTMENT                            OFFERING         NET           DEALER
                                      PRICE            AMOUNT        CONCESSION
                                                       INVESTED      AS % OF
                                                                     OFFERING
                                                                     PRICE

Less than $50,000                     5.75%            6.10%         5.00%

$50,000 but less than                 4.50%            4.71%         3.75%
$100,000

$100,000 but less than                3.50%            3.63%         2.75%
$250,000

$250,000 but less than                2.50%            2.56%         2.00%
$500,000

$500,000 but less $1 million          2.00%            2.04%         1.60%

$1 million or more and                see below        see           see below
certain other investments                              below
described below



PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

Through Your Dealer (certain charges may apply)
-  Shares held for you in your dealer's name must be sold through the dealer.

Writing to American Funds Service Company
-  Requests must be signed by the registered shareholder(s)
-  A signature guarantee is required if the redemption is:
--- Over $50,000;
--- Made payable to someone other than the registered shareholder(s); or --- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.


Telephoning or Faxing American Funds Service Company, or by using American FundsLine(r) or American FundsLine OnLine(r):
- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(r)) are limited to $50,000 per shareholder each day
-  Checks must be made payable to the registered shareholder
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(R)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.


DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to pay dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                     YEAR ENDED DECEMBER 31

                               1998       1997        1996        1995        1994

Net asset value,

beginning of period                       $24.23      $21.61      $17.67      $18.72

INCOME FROM

INVESTMENT

OPERATIONS:

Net investment

income                                    .51         .49         .52         .51

Net gains or losses

on securities (both

realized and

unrealized)                               6.61        3.66        4.83        (.48)

Total from

investment

operations                                7.12        4.15        5.35        .03

LESS DISTRIBUTIONS:

Dividends (from net

investment income)                        (.50)       (.50)       (.50)       (.48)

Distributions (from

capital gains)                            (2.60)      (1.03)      (.91)       (.60)

Total distributions                       (3.10)      (1.53)      (1.41)      (1.08)

Net asset value,

end of period                             $28.25      $24.23      $21.61      $17.67

Total return(1)                           29.81%      19.35%      30.63%      .16%

RATIOS/SUPPLEMENTAL

DATA:

Net assets, end of

period                                    $39,718     $30,875     $25,678     $19,280

Ratio of expenses

to average net

assets                                    .56%        .59%        .60%        .60%

Ratio of net income

to average net

assets                                    1.90%       2.17%       2.70%       2.83%

Portfolio turnover rate

-- common stocks                          24.08%      17.46%      20.91%      17.94%

-- investment securities                  26.02%      19.56%      20.37%      31.08%


(1) Excludes maximum sales charge of 5.75%

FOR SHAREHOLDER             FOR RETIREMENT PLAN         FOR DEALER
SERVICES                    SERVICES                    SERVICES
American Funds              Call your employer or       American Funds
Service Company             plan administrator          Distributors
800/421-0180                                            800/421-9900
                                                        ext.11


    FOR 24-HOUR INFORMATION

American                        American Funds
FundsLine(r)                    Internet Web site
800/325-3590                    http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.


MULTIPLE TRANSLATIONS

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the fund including financial statements, investments results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds          or       Write to the Secretary of the fund
Service Company                       333 South Hope Street
800/421-0180   ext.1                  Los Angeles, CA  90071

Investment Company File No. 2-10811


                       THE INVESTMENT COMPANY OF AMERICA
                                    Part B
                    Statement of Additional Information
                                 MARCH 1, 1999

   This document is not a prospectus but should be read in conjunction with the current prospectus of The Investment Company of America (the "fund" or "ICA") dated March 1, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:</r.

                      The Investment Company of America
                           Attention:  Secretary
                           333 South Hope Street
                           Los Angeles, CA  90071
                              (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS



ITEM  PAGE NO.

Certain Investment Limitations and Guidelines                    2

Description of Certain Securities                                2

Investment Restrictions                                          5

Fund Organization                                                7

Fund Directors and Officers

Advisory Board                                                   10

Management                                                       12

Dividends, Distributions and Federal Taxes                       14

Purchase of Shares                                               17

Selling Shares                                                   23

Shareholder Account Services and Privileges                      24

Execution of Portfolio Transactions                              26

General Information                                              27

Investment Results and Related Statistics                        28

Financial Statements                                             Attached




                   CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GENERAL GUIDELINE

-The fund may only invest in securities included on its eligible list (does not apply to securities issued or guaranteed by the U.S. Government).

DEBT SECURITIES

-The fund's investments in straight debt securities must be rated A or above by Moody's Investors Service, Inc. or Standard & Poor's, Inc. or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

-The fund may invest up to 10% of its securities in issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.


                       DESCRIPTION OF CERTAIN SECURITIES

   The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."

   EQUITY SECURITIES - Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

   DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest without limitation in securities with equity conversion rights and that are rated in any investment quality category; however, the fund has no current intention (at least during the next 12 months) to invest in securities rated below the top three quality categories by Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") or unrated but determined to be of equivalent quality by Capital Research and Management Company ("Investment Adviser").

BOND RATINGS - The fund may invest in debt securities which are rated in the top three quality categories by Standard & Poor's or Moody's or unrated but determined to be of equivalent quality by the Investment Adviser. Standard & Poor's rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Moody's rates the long-term debt securities of various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. The top three rating categories are described below:

 STANDARD & POOR'S CORPORATION:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 "Debt rated 'A' has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher categories."

 MOODY'S INVESTORS SERVICE, INC.:

 "Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

 "Bonds rated A are judged to be of upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

OTHER SECURITIES - The fund may also invest in securities that have equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to may factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.

   U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

   Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the Issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

   INVESTING IN VARIOUS COUNTRIES - The fund may invest up to 10% of its assets in securities of issuers that are domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index (a broad measure of the U.S. stock market). Investing outside the U.S. can involve special risks, particularly in certain developing countries, caused by, among other things, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

   Additional costs could be incurred in connection with the fund's investment activities outside the U.S. The fund can purchase and sell currencies to facilitate transactions in securities denominated in currencies other than the U.S. dollar. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

   RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

CASH EQUIVALENTS - These securities include (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit (interest-bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (3) savings association and savings bank obligations (e.g., certificates of deposit issued by savings banks or savings and loan associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, at the time of purchase, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, at the time of purchase, or that may be redeemed, in one year or less.

CURRENCY TRANSACTIONS - Although the fund has no current intention (at least during the next 12 months) to do so, it has the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date and price, both of which are set at the time of the contract. The fund intends to enter into forward currency contracts solely to hedge into the U.S. dollar its exposure to other currencies. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code (the "Code") may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

                            INVESTMENT RESTRICTIONS

The fund has adopted certain investment restrictions, which are fundamental policies and cannot be changed without a majority vote of its outstanding shares. A majority vote is defined in the Investment Company Act of 1940 (the "1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.

These restrictions (which do not apply to the purchase of securities issued or guaranteed by the U.S. Government) provide that the fund shall make no investment:

Which involves promotion or business management by the fund;

In any security about which reliable information is not available with respect to the history, management, assets, earnings, and income of the issuer;

If the investment would cause more than 5% of the value of the total assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

If the investment would cause more than 20% of the value of the total assets of the fund to be invested in the securities in any one industry;

If the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer, provided that this restriction shall apply as to 75% of the fund's total assets; or

In any security which has not been placed on the fund's Eligible List. (See the prospectus).

The fund is not permitted to buy securities on margin, sell securities short, borrow money, or to invest in real estate. (Although it has not been the practice of the fund to make such investments (and it has no current intention of doing so at least for the next 12 months), the fund may invest in the securities of real estate investment trusts.)

The fund has also adopted other fundamental policies which cannot be changed without shareholder approval. These policies require the fund not to:

Concentrate its investment in any particular industry or group of industries. Some degree of concentration may occur from time to time (within the 20% limitation of the Certificate of Incorporation) as certain industries appear to present desirable fields for investment.

Engage generally in the making of loans. Although the fund has reserved the right to make loans to unaffiliated persons subject to certain restrictions, including requirements concerning collateral and amount of any loan, no loans have been made since adoption of this fundamental policy more than 50 years ago.

Act as underwriter of securities issued by others, engage in distribution of securities for others, engage in the purchase and sale of commodities or commodity contracts, borrow money, invest in real estate, or make investments in other companies for the purpose of exercising control or management.

Pledge, encumber or assign all or any part of its property and assets as security for a debt.

Invest in the securities of other investment companies.

Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

Additional investment restrictions adopted by the fund and which may be changed without shareholder approval, provide that the fund may not:

Purchase and sell securities for short-term profits; however, securities will be sold without regard to the time that they have been held whenever investment judgement makes such action seem advisable.

Purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than one half of 1% of such issuer together own more than 5% of the securities of such issuer.

Invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations.

Invest in puts, calls, straddles, spreads or any combination thereof.

Purchase partnership interests in oil, gas or mineral exploration, drilling or mining ventures.

Invest in excess of 10% of the market value of its total assets in securities which may require registration under the Securities Act of 1933 prior to sale by the fund (restricted securities), or other securities that are not readily marketable.


                                 FUND ORGANIZATION

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on August 28, 1933.

All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                          FUND DIRECTORS AND OFFICERS
                      Directors and Director Compensation


NAME,              POSITION         PRINCIPAL            AGGREGATE               TOTAL                   TOTAL
ADDRESS AND        WITH             OCCUPATION(S)        COMPENSATION            COMPENSATION            NUMBER
AGE                REGISTRANT       DURING               (INCLUDING              (INCLUDING              OF FUND
                                    PAST 5 YEARS         VOLUNTARILY             VOLUNTARILY             BOARDS
                                                         DEFERRED                DEFERRED                ON WHICH
                                                         COMPENSATION/1/)        COMPENSATION/1/)        DIRECTOR
                                                         FROM THE FUND           FROM ALL FUNDS          SERVES
                                                         DURING FISCAL           MANAGED                 /2/
                                                         YEAR ENDED              BY CAPITAL
                                                         12/31/98                RESEARCH AND
                                                                                 MANAGEMENT
                                                                                 COMPANY OR ITS
                                                                                 AFFILIATES/2/
                                                                                 FOR THE YEAR
                                                                                 ENDED 12/31/98

Charles H.         Director         Private              $                       $                       2
Black                               investor and
525 Alma                            consultant;
Real Drive                          former
Pacific                             Executive
Palisades,                          Vice
CA  90272                           President and
Age:  72                            Director,
                                    KaiserSteel
                                    Corporation

Ann S.             Director         Senior               $                       $                       1
Bowers                              Trustee, The
The Noyce                           Noyce
Foundation                          Foundation;
450 Sheridan                        Human
Avenue                              resources
Palo Alto,                          consultant,
CA  94306                           Enterprise
Age:  61                            2000

Louise H.          Director         Chairman of          $0/5/                   $0/5/                   1
Bryson                              the Board,
KCET Public                         KCET - Los
Television                          Angeles
4401 Sunset                         Public
Boulevard                           Television
Los Angeles,                        Station;
CA  90027                           former Senior
Age:                                Vice
                                    President,
                                    fx Networks,
                                    Inc: Fox Inc.

Malcolm R.         Director         Chairman             $/3/                    $                       1
Currie                              Emeritus,
28780 Wagon                         Hughes
Road                                Aircraft
Agoura, CA                          Company
91301
Age:  71

+William R.        Senior           Senior Vice          None/4/                 None/5/                 4
Grimsley           Vice             President and
P.O. Box           President        Director,
7650               and              Capital
San                Director         Research and
Francisco,                          Management
CA  94120                           Company
Age: 60

+Jon B.            Chairman         Chairman             None/4/                 None/5/                 4
Lovelace,          of               Emeritus,
Jr.                the Board        Capital
333 South                           Research and
Hope Street                         Management
Los Angeles,                        Company
CA  90071
Age:  72

John G.            Director         The IBJ              $/3/                    $                       8
McDonald                            Professor of
Graduate                            Finance,
School of                           Graduate
Business                            School of
Stanford                            Business,
University                          Stanford
Stanford, CA                        University
94305
Age:  61

Bailey             Director         Vice                 $                       $                       1
Morris-Eck                          President,
Brookings                           Brookings
Institution                         Institution;
1775                                Senior
Massachusetts Ave., NW                    Advisor,
Washington,                         Inter-American
D.C.  20036                         Affairs,
Age:  54                            Clinton
                                    Administration; Senior
                                    Fellow,
                                    Institute for
                                    International
                                    Economics;
                                    Consultant,
                                    THE
                                    INDEPENDENT
                                    OF LONDON

Richard G.         Director         Chairman,            $/3/                    $                       13
Newman                              President and
3250                                CEO, AECOM
Wilshire                            Technology
Blvd.                               Corporation
Los Angeles,                        (architectural
CA  90010                           engineering)
Age:  64

+William C.        Director         Senior               None/4/                 None/5/                 1
Newton                              Partner, The
333 South                           Capital Group
Hope Street                         Partners,
Los Angeles,                        L.P.
CA  90071
Age:  68

+James W.          Vice             Senior               None/4/                 None/5/                 7
Ratzlaff           Chairman         Partner, The
P.O. Box           of the           Capital Group
7650               Board and        Partners L.P.
San                Director
Francisco,
CA  94120
Age:  62

Olin C.            Director         President of         $/3/                    $                       4
Robison                             the Salzburg
The Marble                          Seminar;
Works                               President
2 Maple                             Emeritus,
Street                              Middlebury
Middlebury,                         College
VT  05753
Age:  62

+R. Michael        President        Chairman of          None/4/                 None/5/                 2
Shanahan           and              the Board and
333 South          Director         Principal
Hope Street                         Executive
Los Angeles,                        Officer,
CA  90071                           Capital
Age:  60                            Research and
                                    Management
                                    Company

William J.         Director         Chairman and         $/3/                    $                       1
Spencer                             Chief
2706                                Executive
Montopolis                          Officer,
Drive                               SEMATECH
Austin, TX                          (research and
78741                               development
Age:  68                            consortium)



 + Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

 /1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.


 /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, Inc. whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.


 /3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended December 31, 1998 for participating Directors is as follows:
Malcolm R. Currie ($               ), John G. McDonald ($                 ),
Richard G. Newman ($            ), Olin C. Robison ($               ) and
William J. Spencer ($              ).  Amounts deferred and accumulated
earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

 /4/ William R. Grimsley, Jon B. Lovelace, Jr., William C. Newton, James W. Ratzlaff and R. Michael Shanahan are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


 /5/ Louise H. Bryson was elected a Director effective Janauary 1, 1999 and, therefore, received no compensation from the fund in fiscal 1998.



                                 OTHER OFFICERS

NAME AND ADDRESS           AGE      POSITION(S)       PRINCIPAL
                                    WITH              OCCUPATION(S) DURING
                                    REGISTRANT        PAST 5 YEARS

Gregg E. Ireland           49       Senior Vice       Senior Vice President,
3000 K Street, N.W.                 President         Capital Research and
Washington, DC                                        Management Company
20007

James B. Lovelace          42       Senior Vice       Senior Vice President,
333 South Hope                      President         Capital Research and
Street                                                Management Company
Los Angeles, CA
90071

Donald D. O'Neal           38       Senior Vice       Vice President,
P.O. Box 7650                       President         Capital Research and
San Francisco, CA                                     Management Company
94120

Joyce E. Gordon            42       Vice              Senior Vice President
333 South Hope                      President         and Director,
Street                                                Capital Research
Los Angeles, CA                                       Company
90071

Anne M. Llewellyn          51       Vice              Associate, Capital
333 South Hope                      President         Research and
Street                                                Management Company
Los Angeles, CA
90071

Patricia L. Pinney         42       Vice              Vice President,
333 South Hope                      President         Capital Research
Street                                                Company
Los Angeles, CA
90071

Vincent P. Corti           42       Secretary         Vice President - Fund
333 South Hope                                        Business Management
Street                                                Group, Capital
Los Angeles, CA                                       Research and
90071                                                 Management Company

Thomas M. Rowland                   Treasurer         , Capital Research and
135 South State                                       Management Company
College Blvd.
Brea, CA  92821

R. Marcia Gould            44       Assistant         Vice President - Fund
135 South State                     Treasurer         Business Management
College Blvd.                                         Group, Capital
Brea, CA  92821                                       Research and
                                                      Management Company

Anthony W. Hynes,          35       Assistant         Vice President - Fund
Jr.                                 Treasurer         Business Management
135 South State                                       Group, Capital
College Blvd.                                         Research and
Brea, CA  92821                                       Management Company




   All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any Director or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. Each unaffiliated Director is paid a fee of $40,000 per annum, plus $2,000 for each Board of Directors meeting attended, plus $1,000 for each meeting attended as a member of a committee of the Board of Directors. In addition, members of the Proxy Committee receive an annual retainer fee of $12,500. No pension or retirement benefits are accrued as part of fund expenses. The Directors and Advisory Board members may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. As of January 31, 1999 the officers and Directors and their families as a group, owned beneficially or of record
less than 1% of the outstanding shares of the fund.    ADVISORY BOARD MEMBERS

                       Advisory Board Member Compensation

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about political and economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to trade and business conditions. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund's investments or management. The members of the Advisory Board and their current or former principal occupations are as follows:



NAME,              POSITION         PRINCIPAL           AGGREGATE               TOTAL                   TOTAL
ADDRESS AND        WITH             OCCUPATION(S)       COMPENSATION            COMPENSATION            NUMBER
AGE                REGISTRANT       DURING PAST 5       (INCLUDING              (INCLUDING              OF FUND
                                    YEARS               VOLUNTARILY             VOLUNTARILY             BOARDS
                                                        DEFERRED                DEFERRED                ON WHICH
                                                        COMPENSATION/1/)        COMPENSATION/1/)        ADVISORY
                                                        FROM THE FUND           FROM ALL FUNDS          BOARD
                                                        DURING FISCAL           MANAGED                 MEMBER
                                                        YEAR ENDED              BY CAPITAL              SERVES
                                                        12/31/98                RESEARCH AND            /2/
                                                                                MANAGEMENT
                                                                                COMPANY OR ITS
                                                                                AFFILIATES/2/
                                                                                FOR THE YEAR
                                                                                ENDED 12/31/98

Thomas M.          Advisory         Partner,            $                       $                       1
Crosby, Jr.        Board            Faegre &
2200 Norwest       Member           Benson (law
Center                              firm)
90 South
Seventh
Street
Minneapolis,
MN  55402
Age:  60

Ellen H.           Advisory         President,          $                       $                       1
Goldberg           Board            Santa Fe
1399 Hyde          Member           Institute;
Park Road                           Research
Santa Fe, NM                        Professor,
87501                               University of
Age:  53                            New Mexico

Allan E.           Advisory         Former              $                       $                       1
Gotlieb            Board            Canadian
P.O. Box 85        Member           Ambassador to
Toronto,                            the United
Ontario M5L                         States
1B9
Canada
Age:  71

William H.         Advisory         President,          $/3/                    $                       5
Kling              Board            Minnesota
45 East            Member           Public Radio;
Seventh                             President,
Street                              Greenspring
St. Paul, MN                        Co.; former
55101                               President,
Age:  56                            American
                                    Public Radio
                                    (now Public
                                    Radio
                                    International)

Robert J.          Advisory         Chichele            $                       $                       3
O'Neill            Board            Professor of
Witney, OXON       Member           the History
United                              of War and
Kingdom                             Fellow of All
Age:  62                            Souls College

Norman R.          Advisory         Managing            $                       $                       3
Weldon             Board            Director,
15600 N.W.         Member           Partisan
67th Avenue                         Management
Miami Lakes,                        Group;
FL  33014                           Chairman of
Age:  64                            the Board,
                                    Novoste
                                    Corporation




/1/ Amounts may be deferred by eligible advisory board members under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Advisory Board member.


/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, Inc. whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.


/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended December 31, 1998 for participating Advisory Board members is
as follows:  William H. Kling ($              ).  Amounts deferred and
accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Advisory Board member.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

   The Investment Adviser is responsible for managing more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned business and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser is dated February 19, 1997. The Agreement will continue in effect until April 30, 1999, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform executive, administrative, clerical and bookkeeping functions of the company; provides suitable office space and utilities; necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares (including registration and qualification expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors and members of the Advisory Board who are not affiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.39% on the first $1.0 billion of net assets, plus 0.336% on net assets over $1.0 billion to $2.0 billion, plus 0.30% on net assets over $2.0 billion to $3.0 billion, plus 0.276% on net assets over $3.0 billion to $5.0 billion, plus 0.258% on net assets over $5.0 billion to $8.0 billion, plus 0.246% on net assets over $8.0 billion to $13.0 billion, plus 0.24% on net assets over $13.0 billion to $21.0 billion, plus 0.235% on net assets over $21.0 billion to $34.0 billion, plus 0.231% on net assets in excess of $34.0 billion. The Agreement provides that the Investment Adviser shall pay the fund an amount by which normal operating expenses, with the exception of interest, taxes, brokerage costs, distribution expenses pursuant to the Plan of Distribution, and extraordinary expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the lesser of (i) 1-1/2% of the average value of the fund's net assets for the fiscal year up to $30 million, plus 1% of the average value of the fund's net assets for the fiscal year in excess of $30 million, or
(ii) 25% of the gross investment income of the fund. Other expenses which are not subject to this limitation are interest, taxes, and extraordinary items such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. For the fiscal years ended December 31, 1998, 1997, and 1996, Investment
Adviser's total fees amounted to $                    , $90,386,000 and
$72,350,000, respectively.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the Principal Underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended
December 31, 1998 amounted to $                   after allowance of $
          to dealers. During the fiscal years ended December 31, 1997 and 1996 the Principal Underwriter retained $16,839,000 and $16,461,000, after an allowance of $88,584,000 and $88,318,000, respectively.

As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and directors who are interested persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be approved annually by the Board of Directors.

   Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees). During the year ended December 31, 1998, the fund paid or accrued
$                     under the Plan.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

   The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of such investment company taxable income that it retains.

   To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the value of the fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

   Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and net capital gain income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

   The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

   Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, non-U.S. corporation or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

   As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%; and, the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. The maximum amount that an individual may contribute to all IRA's (deductible, nondeductible and Roth IRA's) per year is the lesser of $2,000 or the individual's compensation for the year. In some cases, the IRA contribution itself may be deductible.

   The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors should consult their own tax advisers with specific reference to their own tax situations.


                               PURCHASE OF SHARES

METHOD          INITIAL INVESTMENT           ADDITIONAL INVESTMENTS

                See "Investment              $50 minimum (except where a
                Minimums and Fund            lower minimum is noted under
                Numbers" for initial         "Investment Minimums and
                investment minimums.         Fund Numbers").

By              Visit any investment         Mail directly to your
contacting      dealer who is                investment dealer's address
your            registered in the            printed on your account
investment      state where the              statement.
dealer          purchase is made and
                who has a sales
                agreement with
                American Funds
                Distributors.

By mail         Make your check              Fill out the account
                payable to the fund          additions form at the bottom
                and mail to the              of a recent account
                address indicated on         statement, make your check
                the account                  payable to the fund, write
                application.  Please         your account number on your
                indicate an                  check, and mail the check
                investment dealer on         and form in the envelope
                the account                  provided with your account
                application.                 statement.

By              Please contact your          Complete the "Investments by
telephone       investment dealer to         Phone" section on the
                open account, then           account application or
                follow the procedures        American FundsLink
                for additional               Authorization Form.  Once
                investments.                 you establish the privilege,
                                             you, your financial advisor
                                             or any person with your
                                             account information can call
                                             American FundsLine(r) and
                                             make investments by
                                             telephone (subject to
                                             conditions noted in
                                             "Telephone and Computer
                                             Purchases, Redemptions and
                                             Exchanges" below).

By              Please contact your          Complete the American
computer        investment dealer to         FundsLink Authorization
                open account, then           Form.  Once you establish
                follow the procedures        the privilege, you, your
                for additional               financial advisor or any
                investments.                 person with your account
                                             information may access
                                             American FundsLine OnLine(r)
                                             on the Internet and make
                                             investments by computer
                                             (subject to conditions noted
                                             in "Telephone and Computer
                                             Purchases, Redemptions and
                                             Exchanges" below).

By wire         Call 800/421-0180 to         Your bank should wire your
                obtain your account          additional investments in
                number(s), if                the same manner as described
                necessary.  Please           under "Initial Investment."
                indicate an
                investment dealer on
                the account.
                Instruct your bank to
                wire funds to:
                Wells Fargo Bank
                155 Fifth Street,
                Sixth Floor
                San Francisco, CA
                94106
                (ABA #121000248)
                For credit to the
                account of:
                American Funds
                Service Company
                a/c #4600-076178
                (fund name)
                (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
REJECT ANY PURCHASE ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                $1,000                  02

American Balanced Fund(r)                    500                     11

American Mutual Fund(r)                      250                     03

Capital Income Builder(r)                    1,000                   12

Capital World Growth and Income              1,000                   33
Fund(sm)

EuroPacific Growth Fund(r)                   250                     16

Fundamental Investors(sm)                    250                     10

The Growth Fund of America(r)                1,000                   05

The Income Fund of America(r)                1,000                   06

The Investment Company of America(r)         250                     04

The New Economy Fund(r)                      1,000                   14

New Perspective Fund(r)                      250                     07

SMALLCAP World Fund(r)                       1,000                   35

Washington Mutual Investors Fund(sm)         250                     01

BOND FUNDS

American High-Income Municipal Bond          1,000                   40
Fund(r)

American High-Income Trust(sm)               1,000                   21

The Bond Fund of America(sm)                 1,000                   08

Capital World Bond Fund(r)                   1,000                   31

Intermediate Bond Fund of                    1,000                   23
America(sm)

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(sm)

The Tax-Exempt Bond Fund of                  1,000                   19
America(r)

The Tax-Exempt Fund of                       1,000                   20
California(r)*

The Tax-Exempt Fund of Maryland(r)*          1,000                   24

The Tax-Exempt Fund of Virginia(r)*          1,000                   25

U.S. Government Securities Fund(sm)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of                 2,500                   09
America(r)

The Tax-Exempt Money Fund of                 2,500                   39
America(sm)

The U.S. Treasury Money Fund of              2,500                   49
America(sm)

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                   CONCESSION
                                                                  AS PERCENTAGE
                                                                  OF THE
                                                                  OFFERING
                                                                  PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%           5.00%

$50,000 but less than            4.71             4.50            3.75
$100,000

BOND FUNDS

Less than $25,000                4.99             4.75            4.00

$25,000 but less than            4.71             4.50            3.75
$50,000

$50,000 but less than            4.17             4.00            3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50            2.75
$250,000

$250,000 but less than           2.56             2.50            2.00
$500,000

$500,000 but less than           2.04             2.00            1.60
$1,000,000

$1,000,000 or more               none             none            (see below)


   PURCHASES NOT SUBJECT TO SALES CHARGES - Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets, and employer-sponsored defined contribution-type plans with 100 or more eligible employees made with no sales charge and are not subject to a contingent deferred sales charge.

   In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   DEALER COMMISSIONS - Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the Transfer Agent) know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

    STATEMENT OF INTENTION - You may enter into a non-binding dommitment to purchase shares of a fund(s) over a over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

   When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

    CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

    RIGHT OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

   PRICE OF SHARES - Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

   The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

   Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.

   SELLING SHARES
Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
-Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
-Requests must be signed by the registered shareholder(s)
-A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
-Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
-You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R)

-Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(r)) are limited to $50,000 per shareholder each day.
-Checks must be made payable to the registered shareholder(s).
-Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

-You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
-You may establish check writing privileges (use the money market funds application)

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

   CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make regular monthly or quarterly investments into the American Funds through automatic debits to their bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. American Funds Service Company will then invest your money into the fund you specified on or around the date you specified. If your bank account cannot be debited due to insufficient funds, a stop-payment or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

   CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

 (a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 (b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 (c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) and American FundsLine OnLine(r) (See "American FundsLine(r) and American FundsLine OnLine(r)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing Transfer Agent. (See "Telephone and Computer Purchases Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

   AUTOMATIC EXCHANGES - You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the company of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

   ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(R)- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) and American FundsLine OnLine(r). To use these services, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(r) are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(r)) or computer (American FundsLine OnLine(r)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

   SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.

REDEMPTIONS - The fund's Certificate of Incorporation permits the fund to direct the Transfer Agent to redeem the Common shares owned by any holder of capital stock of the fund if the value of such shares in the account of such holder is less than the required minimum initial investment amount applicable to that account as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

   Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

   Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, excluding dealer concessions on underwritings, for the years ended December 31, 1998, 1997, and
1996 amounted to $               ,  $16,553,000 and $11,978,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

   TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee
of $                 for the fiscal year ended December 31, 1998.

   INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since the fund's inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on December 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Board of Directors. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

   YEAR 2000 -- The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

   PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

   SHAREHOLDER VOTING RIGHTS - Shareholders have one vote per share owned. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the Directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

   THE WARRANTS OF THE FUND - On December 31, 1998, there were outstanding option warrants, unlimited in time, to purchase shares of the fund. As originally issued in 1933 in exchange for shares of a predecessor trust, each warrant permitted the purchase of one share of the fund at $115 per share. By reason of adjustments for stock dividends and stock splits, each outstanding warrant now represents an option to purchase approximately 21.940 shares at approximately $5.242 per share, and, if all warrants were exercised,
approximately               shares would be issued.  Whenever the offering
price of the fund's shares exceeds the price at which shares may be purchased by the exercise of warrants, the holders of such warrants may, by exercising their options, purchase shares at a price lower than the offering price of shares. No warrants are currently owned by officers or Directors of the fund.

The financial statements, including the investment portfolio and the report of Independent Auditors, contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

MAXIMUM OFFERING PRICE PER SHARE -- DECEMBER 31, 1998

Net asset value and redemption price per share

(Net assets divided by shares outstanding)                 $

Maximum offering price per share

(100/94.25 of net asset value per share, which takes into

account the fund's current maximum sales charge)           $


                   INVESTMENT RESULTS AND RELATED STATISTICS

   The fund's yield is          % based on a 30-day (or one month) period ended
December 31, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.

   The fund's one year total return and average annual total returns for the
five- and ten-year periods ending on December 31, 1998 were           %,
     % and             %, respectively.  The average annual total return (T) is
computed by equating the value at the end of the period (ERV) with a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange
Commission:  P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the periods. Total return may be calculated for the one-, five-, ten-year and for other periods. The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the company will provide lifetime average total return figures.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard & Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

The fund may also refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services ("Lipper"), Morningstar, Inc., Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the company may, from time to time, refer to results published in various newspapers or periodicals, including BARRON'S, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

The fund may from time to time compare its investment results with the following:

 (1) Average of Savings Institution deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

 (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

The fund may also from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

The investment results set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objectives and policies.

 The investment results set forth below were calculated as described in the fund's prospectus.


                       ICA VS. VARIOUS UNMANAGED INDICES

10-Year                     ICA          DJIA/1/     S&P 500/2/       Average
Periods                                                               Savings
1/1 -12/31                                                            Account/3/

1989 - 1998

1988 - 1997                 +326         +452        +424             +   55

1987 - 1996                 +246         +366        +314             +   57

1986 - 1995                 +253         +360        +299             +   62

1985 - 1994                 + 261        + 349       + 282            +   69

1984 - 1993                 + 284        + 333       + 301            +   81

1983 - 1992                 + 314        + 367       + 346            +   92

1982 - 1991                 + 417        + 452       + 404            + 105

1981 - 1990                 + 312        + 328       + 267            + 116

1980 - 1989                 + 396        + 426       + 402            + 121

1979 - 1988                 + 357        + 340       + 352            + 122

1978 - 1987                 + 362        + 289       + 313            + 124

1977 - 1986                 + 327        + 221       + 264            + 125

1976 - 1985                 + 355        + 211       + 281            + 123

1975 - 1984                 + 362        + 237       + 297            + 119

1974 - 1983                 + 255        + 154       + 175            + 113

1973 - 1982                 + 146        +   75      +   91           + 106

1972 - 1981                 + 113        +   63      +   87           +   95

1971 - 1980                 + 147        +   86      + 125            +   85

1970 - 1979                 + 109        +   66      +   77           +   79

1969 - 1978                 +   57       +   32      +   36           +   75

1968 - 1977                 +   60       +   39      +   42           +   72

1967 - 1976                 + 111        +   90      +   90           +   69

1966 - 1975                 +   65       +   30      +   38           +   67

1965 - 1974                 +  55        +     3     +   13           +   63

1964 - 1973                 + 119        +   60      +   79           +   60

1963 - 1972                 + 223        + 123       + 158            +   57

1962 - 1971                 + 142        +   74      +   98           +   55

1961 - 1970                 + 155        +   94      + 119            +   52

1960 - 1969                 + 160        +   67      + 112            +   50


/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/2/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.
/3/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


             THE BENEFITS OF SYSTEMATIC INVESTING IN ICA..........

An initial investment of $1,000 in ICA on January 1 would have grown to these amounts over the past 10, 20, 30, and 40 years:

10 years            20 years            30 years            40 years
(1/1/89 -           (1/1/79 -           (1/1/69 -           (1/1/59 -
12/31/98)           12/31/98)           12/31/98)           2/31/98)
$                   $                   $                   $


$1,000 invested in ICA followed by annual $500 investments
(all investments made on January 1) would have grown to these amounts over the past 10, 20, 30, 40 years:

10 years            20 years            30 years            40 years
(1/1/89 -           (1/1/79 -           (1/1/69 -           (1/1/59 -
12/31/98)           12/31/98)           12/31/98)           12/31/98)
$                   $                   $                   $


$2,000 invested in ICA on January 1 of each year would have grown to these amounts over the past 5, 10, 20 and 30 years:

5  years            10 years            20 years            30 years
(1/1/94 -           (1/1/89 -           (1/1/79 -           (1/1/69 -
12/31/98)           12/31/98)           12/31/98)           12/31/98)
$                   $                   $                   $


 SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM...

If you had invested             Periods                 ... and taken all
$10,000 in ICA                  1/1-12/31               distributions in
this many years ago...                                  shares, your
Number                                                  investment would
of Years                                                have been worth this
                                                        much at December 31,
                                                        1998
                                                        Value



1                               1998

2                               1997 - 1998

3                               1996 - 1998

4                               1995 -1998

5                               1994 -1998

6                               1993 -1998

7                               1992 -1998

8                               1991 -1998

9                               1990 -1998

10                              1989 -1998

11                              1988 -1998

12                              1987 -1998

13                              1986 -1998

14                              1985 -1998

15                              1984 -1998

16                              1983 -1998

17                              1982 -1998

18                              1981 -1998

19                              1980 -1998

20                              1979 -1998

21                              1978 -1998

22                              1977 -1998

23                              1976 -1998

24                              1975 -1998

25                              1974 -1998

26                              1973 -1998

27                              1972 -1998

28                              1971 -1998

29                              1970 -1998

30                              1969 -1998


Results of a $10,000 investment in ICA/a/ with capital gain distributions taken in shares
(For the lifetime of the company January 1, 1934 through December 31, 1998)

                 TOTAL VALUE ASSUMING                    CAPITAL VALUE ASSUMING
                 DIVIDENDS REINVESTED                     DIVIDENDS IN CASH

Year             Dividends         Value of         Dividends        Value of
Ended            Reinvested        Investment       Taken in         Investment
12/31            During Year       at Year-End      Cash             at Year-End

1934             ---               $11,822          ---              $11,822

1935             ---               21,643           ---              21,643

1936             $398              31,560           $398             31,042

1937             1,006             19,424           976              18,339

1938             181               24,776           170              23,174

1939             536               24,986           498              22,860

1940             891               24,384           806              21,460

1941             1,262             22,590           1,089            18,816

1942             1,186             26,376           969              20,893

1943             1,101             35,019           861              26,861

1944             1,242             43,193           942              32,130

1945             1,191             59,091           878              42,948

1946             1,775             57,692           1,277            40,686

1947             2,409             58,217           1,672            39,332

1948             2,685             58,430           1,785            37,714

1949             2,661             63,941           1,689            39,436

1950             3,152             76,618           1,911            45,185

1951             3,391             90,274           1,970            51,159

1952             3,535             101,293          1,974            55,305

1953             3,927             101,747          2,113            53,362

1954             4,104             158,859          2,127            80,780

1955             5,124             199,215          2,579            98,530

1956             5,608             220,648          2,748            106,303

1957             6,228             194,432          2,969            90,911

1958             6,546             281,479          3,028            128,040

1959             7,013             321,419          3,161            142,882

1960             8,139             335,998          3,582            145,597

1961             8,383             413,552          3,603            175,370

1962             9,122             358,800          3,831            148,178

1963             9,620             440,900          3,936            177,833

1964             10,708            512,591          4,285            202,346

1965             12,112             650,689         4,742            251,553

1966             15,516            657,093          5,946            248,034

1967             18,359            846,941          6,869            312,473

1968             22,628            990,640          8,270            356,572

1969             25,318            884,824          9,024            309,611

1970             27,305            908,018          9,438            307,421

1971             28,565            1,062,651        9,569            349,727

1972             29,917            1,231,087        9,750            394,701

1973             33,353            1,024,067        10,569           317,911


                 Results of a $10,000 investment in ICA (cont.)

                   TOTAL VALUE ASSUMING                     CAPITAL VALUE ASSUMING
                   DIVIDENDS REINVESTED                      DIVIDENDS IN CASH

Year               Dividends        Value of          Dividends      Value of
Ended              Reinvested       Investment        Taken in       Investment
12/31              During Year      at Year-End       Cash           at Year-End

1974               52,187           840,310           15,908         245,526

1975               49,800           1,137,660         14,318         317,655

1976               46,441           1,474,369         12,804         398,099

1977               49,838           1,436,402         13,279         374,307

1978               55,969           1,647,483         14,386         414,421

1979               69,960           1,963,310         17,347         475,669

1980                91,302          2,380,187         21,746         552,242

1981               115,901          2,401,091         26,420         530,864

1982               146,105          3,211,997         31,589         670,590

1983               147,156          3,859,712         30,264         774,518

1984               160,449          4,117,187         31,680         791,971

1985               174,890          5,491,890         33,152         1,017,904

1986               203,830          6,685,657         37,328         1,200,518

1987               267,489          7,049,178         47,452         1,220,928

1988               318,747          7,989,285          54,382        1,327,375

1989               370,835          10,338,589        60,741         1,652,751

1990               406,318          10,409,027        64,056         1,598,821

1991               320,422          13,171,892        48,721         1,969,876

1992               357,779          14,092,236        52,965         2,052,162

1993               374,395          15,729,365        54,005         2,234,153

1994               407,211          15,753,834        57,286         2,180,610

1995               450,124          20,578,696        61,704         2,779,658

1996               480,065          24,560,540        64,313         3,247,852

1997               510,312          31,881,108        67,021         4,142,648

1998


/a/ Results reflect payment of a sales charge of 5.75% on the $10,000 investment. Thus, the net amount invested was $9,425. There is no sales charge on dividends reinvested or capital gain distributions taken in shares. Results do not take into account income and capital gain taxes.

/b/ The total "cost" of this investment ($10,000 plus $            in
reinvested dividends) was $       .  Total value includes reinvested dividends
and capital gain distributions totaling $               taken in shares in the
years 1936-1998.

/c/ Capital Value includes capital gain distributions taken in shares (total $
           ) but does not include the amount of dividends received in cash ($
          ).


                                     PART C
                                OTHER INFORMATION
                         THE INVESTMENT COMPANY OF AMERICA

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(b) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(c) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(d) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(e) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Auditors -- to be filed by amendment.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(m) Previously filed (see Post-Effective Amendment No. 101 filed February 27,
1997).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

The following are certain provisions of the Delaware Corporation Law applicable to the Registrant:

Subsection (a) of Section 145 of the Delaware Corporation Law empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

Subsection (b) of Section 145 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that a court of equity or the court in which such action or suit was brought shall determine upon application that despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

Section 145 further provides that to the extent a director or officer of a corporation has been successful on the merits or otherwise in the defense of any action, suit or proceeding referred to in subsections (a) and (b) or in the defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith; that indemnification provided for by Section 145 shall not be deemed exclusive of any other rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under Section 145.

The By-Laws of the Registrant state:

37A. (a) The corporation shall indemnify its directors and officers, and may indemnify its employees and agents, against any liability or cost arising out of their service to the corporation, to the fullest extent permitted by the law of the State of Delaware, except as set forth in paragraph (b) and except as conditioned by paragraph (c).

 (b) The corporation may not indemnify any of its directors or officers against any liability to the corporation or to its stockholders to which he or she is subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described in Section 17(h) of the Investment Company Act of 1940 ("disabling conduct").

 (c) Indemnification by the corporation of any director or officer against any liability to the corporation or to its stockholders is conditioned on either:

 (1) a final decision on the merits by a court or other body before which a proceeding relating to the liability of that director or officer is brought finding that he or she is not liable by reason of disabling conduct; or

 (2) in the absence of such a decision, a determination, based upon a review of the facts, that the director or officer is not liable by reason of disabling conduct, by either:

  a. the vote of a majority of a quorum of directors, who are neither "interested persons" of the corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding; or

    b.  independent legal counsel in a written opinion; or

 (3) the dismissal of either a court or an administrative proceeding against the director or officer for insufficiency of evidence of any disabling conduct with which he or she has been charged.

(d) Under the conditions set forth in paragraph (e), the corporation shall advance funds to its officers and directors, and may advance funds to its employees and agents, to cover expenses, including attorneys' fees, they incur in defending any civil, criminal, administrative or investigative action, suit or proceeding, arising out of their service as directors or officers, to the fullest extent permitted by Delaware law.

 (e) The corporation shall advance funds to cover expenses, including attorneys' fees, incurred by any director or officer in connection with the defense of any proceeding described in paragraph (d) only if an undertaking is provided by or on behalf of the director or officer to repay the advance unless it is ultimately determined using the procedure described in clause (c) (1) or
(c) (2) or (c) (3) that he or she is entitled to indemnification. It shall be a condition to any such advance that either:

   (1) the director or officer shall provide security for his or her undertaking; or

   (2) the corporation shall be insured against losses arising by reason of any
unlawful    advance; or

   (3) either (aa) a majority of a quorum of the directors, who are neither
"interested    persons" of the corporation as defined in Section 2(a) (19) of the Investment Company Act of 1940 nor parties to the proceeding, or (bb) independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the director or officer will be found entitled to indemnification.

 (f) Provisions in this Section for indemnification of, and advancement of expenses to, officers, directors, employees and agents shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of his or her heirs, executors and administrators.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                                         (2)               (3)



                  NAME AND PRINCIPAL                          POSITIONS AND OFFICES           POSITIONS AND OFFICES
                  BUSINESS ADDRESS                            WITH UNDERWRITER                WITH REGISTRANT



                  David L. Abzug                              Regional Vice President         None

                  27304 Park Vista Road
             Agoura Hills, CA  91301



                  John A. Agar                                Vice President                  None
             1501 N. University, Suite 227A
             Little Rock, AR  72207



                  Robert B. Aprison                           Vice President                  None

                  2983 Bryn Wood Drive

                  Madison, WI  53711



L                William W. Bagnard                          Vice President                  None



                  Steven L. Barnes                            Senior Vice President           None

                  5400 Mount Meeker Road

                  Boulder, CO  80301



B                Carl R. Bauer                               Assistant Vice President        None

                  Michelle A. Bergeron                        Vice President                  None
             4160 Gateswalk Drive
             Smyrna, GA  30080



                  Joseph T. Blair                             Senior Vice President           None

                  27 Drumlin Road

                  West Simsbury, CT  06092



                  John A. Blanchard                           Vice President                  None

                  6421 Aberdeen Road

                  Mission Hills, KS  66208



                  Ian B. Bodell                               Senior Vice President           None

                  P.O. Box 1665

                  Brentwood, TN  37024-1665



                  Michael L. Brethower                        Senior Vice President           None

                  2320 North Austin Avenue

                  Georgetown, TX  78626



                  C. Alan Brown                               Regional Vice President         None

 4129 Laclede Avenue

       St. Louis, MO  63108




H                J. Peter Burns                              Vice President                  None



                  Brian C. Casey                              Regional Vice President         None

                  8002 Greentree Road

                  Bethesda, MD  20817



                  Victor C. Cassato                           Senior Vice President           None

                  609 W. Littleton Blvd., Suite 310

                  Littleton, CO  80120



                  Christopher J. Cassin                       Senior Vice President           None

                  111 W. Chicago Avenue, Suite G3

                  Hinsdale, IL  60521



                  Denise M. Cassin                             Vice President                 None

                  1301 Stoney Creek Drive

                  San Ramon, CA  94538



L                Larry P. Clemmensen                         Director                        None



L                Kevin G. Clifford                           Director, President and         None
                                                         Co-Chief Executive Officer



                  Ruth M. Collier                             Senior Vice President           None

                  145 West 67th St., #12K

                  New York, NY  10023



S                David Coolbaugh                             Assistant Vice President        None



                  Thomas E. Cournoyer                         Vice President                  None

                  2333 Granada Boulevard

                  Coral Gables, FL  33134



                  Douglas A. Critchell                        Senior Vice President           None

                  3521 Rittenhouse Street, N.W.

                  Washington, D.C.  20015



L                Carl D. Cutting                             Vice President                  None



                  Daniel J. Delianedis                        Regional Vice President         None

                  8689 Braxton Drive

                  Eden Prairie, MN  55347



                  Michael A. Dilella                          Vice President                  None

                  P. O. Box 661

                  Ramsey, NJ  07446



                  G. Michael Dill                             Senior Vice President           None
             505 E. Main Street

                  Jenks, OK  74037



                  Kirk D. Dodge                               Senior Vice President           None

                  633 Menlo Avenue, Suite 210

                  Menlo Park, CA  94025



                  Peter J. Doran                              Senior Vice President           None

                  1205 Franklin Avenue

                  Garden City, NY  11530



L                Michael J. Downer                           Secretary                       None



                  Robert W. Durbin                            Vice President                  None

                  74 Sunny Lane

                  Tiffin, OH  44883



I                Lloyd G. Edwards                            Senior Vice President           None



L                Paul H. Fieberg                             Senior Vice President           None



                  John Fodor                                   Vice President                 None

                  15 Latisquama Road

                  Southborough, MA  01772



L                Mark P. Freeman, Jr.                        Director                        None



                  Clyde E. Gardner                            Senior Vice President           None

                  Route 2, Box 3162

                  Osage Beach, MO  65065



B                Evelyn K. Glassford                         Vice President                  None



                  Jeffrey J. Greiner                          Vice President                  None

                  12210 Taylor Road

                  Plain City, OH  43064

L                Paul G. Haaga, Jr.                          Director                        None



B                Mariellen Hamann                            Assistant Vice President        None



                  David E. Harper                             Senior Vice President           None

                  R.D. 1, Box 210, Rte 519

                  Frenchtown, NJ  08825



                  Ronald R. Hulsey                            Vice President                  None

                  6744 Avalon

                  Dallas, TX  75214



                  Robert S. Irish                             Regional Vice President         None

                  1225 Vista Del Mar Drive

                  Delray Beach, FL  33483



L                Robert L. Johansen                          Vice President                  None



                  Michael J. Johnston                         Director                        None

                  630 Fifth Avenue, 36th Floor

                  New York, NY  10111



B                Damien M. Jordan                            Vice President                  None



                  Arthur J. Levine                            Senior Vice President           None

                  12558 Highlands Place

                  Fishers, IN  46038



B                Karl A. Lewis                               Assistant Vice President        None



                  T. Blake Liberty                            Regional Vice President         None

                  5506 East Mineral Lane

                  Littleton, CO  80122



                  Mark Lien                                   Regional Vice President         None
             5570 Beechwood Terrace
             West Des Moines, IA  50266

L                Lorin E. Liesy                              Assistant Vice President        None



L                Susan G. Lindgren                           Vice President -                None
                                                         Institutional

                                                              Investment Services



LW               Robert W. Lovelace                          Director                        None



                  Stephen A. Malbasa                          Vice President                  None

                  13405 Lake Shore Blvd.

                  Cleveland, OH  44110



                  Steven M. Markel                            Senior Vice President           None

                  5241 South Race Street

                  Littleton, CO  80121



L                J. Clifton Massar                           Director, Senior Vice           None
                                                         President



L                E. Lee McClennahan                          Senior Vice President           None



L                Jamie R. McCrary                            Assistant Vice President        None



S                John V. McLaughlin                          Senior Vice President           None



                  Terry W. McNabb                             Vice President                  None

                  2002 Barrett Station Road

                  St. Louis, MO  63131



L                R. William Melinat                          Vice President -                None
                                                         Institutional

                                                              Investment Services



                  David R. Murray                             Vice President                  None

                  60 Briant Drive

                  Sudbury, MA  01776



                  Stephen S. Nelson                           Vice President                  None

                  P.O. Box 470528

                  Charlotte, NC  28247-0528



                  William E. Noe                              Regional Vice President         None

                  304 River Oaks Road

                  Brentwood, TN  37027



                  Peter A. Nyhus                              Vice President                  None

                  3084 Wilds Ridge Court

                  Prior Lake, MN  55372

                  Eric P. Olson                               Vice President                  None

                  62 Park Drive

                  Glenview, IL  60025



                  Fredric Phillips                            Senior Vice President           None

                  175 Highland Avenue, 4th Floor

                  Needham, MA  02494



B                Candance D. Pilgrim                         Assistant Vice President        None



                  Carl S. Platou                              Vice President                  None

                  4021 96th Avenue, S.E.

                  Mercer Island, WA  98040



L                John O. Post                                Vice President                  None



S                Richard P. Prior                            Assistant Vice President        None



                  Steven J. Reitman                           Senior Vice President           None

                  212 The Lane

                  Hinsdale, IL  60521



                  Brian A. Roberts                             Vice President                 None

                  P.O. Box 472245

                  Charlotte, NC  28247



                  George S. Ross                              Senior Vice President           None

                  55 Madison Avenue

                  Morristown, NJ  07962



L                Julie D. Roth                               Vice President                  None



L                James F. Rothenberg                         Director                        None



                  Douglas F. Rowe                             Vice President                  None

                  30008 Oakland Hills Drive

                  Georgetown, TX  78628



                  Christopher S. Rowey                        Regional Vice President         None

                  9417 Beverlywood Street

                  Los Angeles, CA  90034



                  Dean B. Rydquist                            Senior Vice President           None

                  1080 Bay Pointe Crossing

                  Alpharetta, GA  30005

                  Richard R. Samson                           Senior Vice President           None

                  4604 Glencoe Avenue, #4

                  Marina del Rey, CA  90292



                  Joseph D. Scarpitti                         Vice President                  None

                  31465 St. Andrews

                  Westlake, OH  44145



L                R. Michael Shanahan                         Director                        President and Director



                  David W. Short                              Director, Chairman of the       None
             1000 RIDC Plaza, Suite 212                  Board and Co-Chief
             Pittsburgh, PA  15238                       Executive Officer



                  William P. Simon, Jr.                       Senior Vice President           None

                  912 Castlehill Lane

                  Devon, PA  91333



L                John C. Smith                               Assistant Vice President -      None
                                                         Institutional Investment
                                                         Services



                  Rodney G. Smith                             Vice President                  None

                  100 N. Central Expressway
             Suite 1214

                  Richardson, TX  75080



                  Tony Soave                                  Regional Vice President         None
             8831 Morning Mist Drive
             Clarkston, MI  48348

                  Nicholas D. Spadaccini                      Regional Vice President         None

                  855 Markley Woods Way

                  Cincinnati, OH  45230



L                Kristen J. Spazafumo                        Assistant Vice President        None



                  Daniel S. Spradling                         Senior Vice President           None

                  181 Second Avenue
             Suite 228

                  San Mateo, CA  94401



B                Max D. Stites                               Vice President                  None



                  Thomas A. Stout                             Regional Vice President         None

                  3919 Whooping Crane Circle
             Virginia Beach, VA  23455





                  Craig R. Strauser                           Vice President                  None

                  3 Dover Way

                  Lake Oswego, OR  97034



                  Francis N. Strazzeri                        Senior Vice President           None

                  31641 Saddletree Drive

                  Westlake Village, CA  91361



L                Drew W. Taylor                              Assistant Vice President        None



S                James P. Toomey                              Vice President                 None



I                Christopher E. Trede                         Vice President                 None



                  George F. Truesdail                         Vice President                  None

                  400 Abbotsford Court

                 Charlotte, NC  28270



                  Scott W. Ursin-Smith                        Vice President                  None

                  60 Reedland Woods Way

                  Tiburon, CA  94920



                  Thomas E. Warren                            Regional Vice President         None

                  119 Faubel Street

                  Sarasota, FL  34242



L                J. Kelly Webb                               Senior Vice President,          None
                                                         Treasurer



                  Gregory J. Weimer                           Vice President                  None

                  206 Hardwood Drive

                  Venetia, PA  15367



B                Timothy W. Weiss                            Director                        None



                  George Wenzel                               Regional Vice President         None
             3406 Shakespeare Drive
             Troy, MI  48084

                  N. Dexter Williams                          Senior Vice President           None
             P.O. Box 2200
             Danville, CA  94526



                  Timothy J. Wilson                           Vice President                  None

                  113 Farmview Place

                  Venetia, PA  15367



B                Laura L. Wimberly                           Vice President                  None



H                Marshall D. Wingo                           Director, Senior Vice           None
                                                         President



L                Robert L. Winston                           Director, Senior Vice           None
                                                         President



                  William R. Yost                             Vice President                  None

                  9320 Overlook Trail

                  Eden Prairie, MN  55347



                  Janet M. Young                              Regional Vice President         None

                  1616 Vermont

                  Houston, TX  77006



                  Scott D. Zambon                             Regional Vice President         None

                  320 Robinson Drive

                  Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment
Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA 23514.
Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.

  None.

ITEM 30. UNDERTAKINGS.

  n/a

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of December, 1998.

    THE INVESTMENT COMPANY OF AMERICA
   By  /s/ JON B. LOVELACE, JR.
    (Jon B. Lovelace, Jr., Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on December 28, 1998, by the following persons in the capacities indicated.

         SIGNATURE                         TITLE

(1)      Principal Executive Officer:

           /s/ JON B. LOVELACE, JR.        Chairman of the Board

             (Jon B. Lovelace, Jr.)

(2)      Principal Financial Officer and

         Principal Accounting Officer:

          /s/ THOMAS M. ROWLAND            Treasurer

             (Thomas M. Rowland)

(3)      Directors:

         Charles H. Black*                 Director

         Ann S. Bowers*                    Director

         Louise H. Bryson                  Director (effective 1/1/99)

         Malcolm R. Currie*                Director

         William R. Grimsley               Senior Vice President & Director

         /s/ JON B. LOVELACE, JR.

          (Jon B. Lovelace, Jr.)           Chairman of the Board

         John G. McDonald*                 Director

         Bailey Morris-Eck*                Director

         Richard G. Newman                 Director

         William C. Newton*                Director

         James W. Ratzlaff*                Vice Chairman of the Board

         Olin C. Robison                   *Director

         R. Michael Shanahan               President & Director

         William J. Spencer                Director


 *By  /s/ VINCENT P. CORTI
        (Vincent P. Corti, Attorney-in-Fact)